Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 46,357	$ 13,543	[1]	$ 20,542	[1]
Non-Current Assets	40,902	29,631
Total Current Assets	11,988	2,976
Canada
Disclosure of geographical areas [line items]
Revenue	23,768	8,715		12,160
Non-Current Assets	33,915	26,041
Canada | Retail | Assets classified as held for sale
Disclosure of geographical areas [line items]
Total Current Assets	552
Canada | Oil Sands | Assets classified as held for sale
Disclosure of geographical areas [line items]
Total Current Assets	593
Canada | Conventional | Assets classified as held for sale
Disclosure of geographical areas [line items]
Total Current Assets	159
United States
Disclosure of geographical areas [line items]
Revenue	21,326	4,828		8,382
Non-Current Assets	4,093	3,590
China
Disclosure of geographical areas [line items]
Revenue	1,263	0		$ 0
Non-Current Assets	2,583	0
Indonesia
Disclosure of geographical areas [line items]
Non-Current Assets	$ 311	$ 0

[1]	See Note 3(w) for revisions to comparative results.